Major Customers (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Total	$ 1,759,528	$ 1,487,553	$ 7,220,678	$ 6,502,962
Revenues Percentage			100.00%	100.00%
Eli Lilly and Company [Member]
Revenue, Major Customer [Line Items]
Total			$ 1,409,720	$ 1,270,064
Revenues Percentage			20.00%	20.00%
Alcon Laboratories, Inc. [Member]
Revenue, Major Customer [Line Items]
Total			$ 958,653	$ 797,972
Revenues Percentage			13.00%	12.00%
Astellas Pharma US, Inc. [Member]
Revenue, Major Customer [Line Items]
Total			$ 341,555	$ 772,320
Revenues Percentage			5.00%	12.00%
Daiichi Sanyko, Inc. [Member]
Revenue, Major Customer [Line Items]
Total			$ 541,201	$ 644,702
Revenues Percentage			7.00%	10.00%
Pfizer [Member]
Revenue, Major Customer [Line Items]
Total			$ 521,317	$ 628,741
Revenues Percentage			7.00%	10.00%
All other customers [Member]
Revenue, Major Customer [Line Items]
Total			$ 3,448,232	$ 2,389,163
Revenues Percentage			48.00%	36.00%